SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12 – SUBSEQUENT EVENTS

In June 2019 the Board of Directors approved a one-time compensation of $8.1 million to the entity related to the main shareholders who provided to the Company loans as convertible notes (see note 9) in respect to exchange rate losses suffered in connection with its loans to the Company during the years. Compensation was approved subject to closing of investment transaction in the Company’s subsidiary, ABC Technologies B.V.

In July 2019 ABC Technologies B.V. (“ABC”), a subsidiary of ICTS International N.V. issued preferred shares to an investor for a subscription price of $60 million in cash representing 24% of the outstanding share capital of ABC and 23.077% of the outstanding share capital of ABC and its subsidiaries on a fully diluted basis. ABC will retain $20 million of the sale proceeds for general working capital purposes and $40 million were transferred to its parent company, ICTS International N.V.

In July 2019, the Company repaid $30 million to the entity related to the main shareholder who provided the Company loans as convertible notes (see note 9).

In September 2019, the Company increased its registered authorized shares from 33,333,334 shares to 150,000,000 shares.

In November 2019 ABC issued preferred shares to a new investor for a subscription price of $20 million in cash representing 7.401% of the outstanding share capital of ABC and 7.143% of the outstanding share capital of ABC and its subsidiaries on a fully diluted basis. The whole amount was transferred to its parent company, ICTS International N.V.

In November 2019, the Company repaid €1,000 ($1,144 as of June 30, 2019) of the long-term loan payable.

As of November 2019, the Company fully repaid the loan payable to related party including accrued interest of $375.

In December 2019, the entity related to the main shareholder converted $2,611 accrued interest into 3,480,969 shares at a price of $0.75 per share.

Following the termination of the Procheck agreement in December 31, 2018, the Company has been negotiating with the customer compensation for the losses accrued as a result of the termination. In December 2019 the Company started a legal procedure in order to settle the disagreement.